Restatement of Prior Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections

To disclose the impact on previously reported amounts of the revisions described above, the following table presents our revenues as originally reported in our Annual Report on Form 10-K for 2011, and as revised (in thousands):

			Reclassifications
	As Previously Reported	Error Correction	For Discontinued Operations	For Management Fees	As Restated and Reclassified
Year ended December 31, 2011 (Successor)
Casino	$297,518	$(5,364)	$(26,344)	$—	$265,810
Food and beverage	49,136	—	(7,426)	—	41,710
Lodging	33,042	—	(7,820)	—	25,222
Fuel and retail	91,684	—	(15,443)	—	76,241
Other	20,152	—	(890)	(633)	18,629
Total revenue	491,532	(5,364)	(57,923)	(633)	427,612
Promotional allowances	(59,632)	5,364	5,243	—	(49,025)
Net revenue	$431,900	$—	$(52,680)	$(633)	$378,587
Year ended December 31, 2010 (Predecessor)
Casino	$308,410	$(5,798)	$(25,775)	$—	$276,837
Food and beverage	51,344	—	(7,611)	—	43,733
Lodging	31,778	—	(8,190)	—	23,588
Fuel and retail	80,838	—	(15,008)	—	65,830
Other	20,269	—	(742)	—	19,527
Total revenue	492,639	(5,798)	(57,326)	—	429,515
Promotional allowances	(60,766)	5,798	5,845	—	(49,123)
Net revenue	$431,873	$—	$(51,481)	$—	$380,392

We also reclassified lease acquisition costs from its own line item to the Other assets, net line item as the amount was no longer material.